Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
Cost to obtain	$ 20,141	$ 26,742
Prepaid IT support services	2,624	9,554
Prepaid Insurance	5,938	5,589
Other prepaid expenses	96,505	90,240
Government institutions	87,864	87,203
Derivative instruments	36,070	47,187
Right to use land and buildings	2,214	2,328
Other	33,996	29,855
Total	$ 285,352	$ 298,698